Law Offices

Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, Pennsylvania 19103-7098 (215) 564-8000

April 7, 2009

VIA EDGAR TRANSMISSION Filing Desk U. S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:	UMB Scout Funds
File Nos. 333-96461 and 811-09813

Ladies and Gentlemen:

     In connection with the registration by UMB Scout Funds, an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933 (the “1933 Act”), we are transmitting herewith UMB Scout Fund’s registration statement on Form N-14, including exhibits (the “Registration Statement”). Pursuant to Rule 488 under the 1933 Act, the Registration Statement is scheduled to automatically become effective 30 days after this filing.

     The Registration Statement is being filed to register shares of beneficial interest of the UMB Scout TrendStar Small Cap Fund, a series of UMB Scout Funds (the “Acquiring Scout Fund”) that will be issued to the shareholders of the TrendStar Small-Cap Fund series of the TrendStar Investment Trust, an unaffiliated fund (the “Acquired TrendStar Fund”), in connection with the reorganization of the Acquired TrendStar Fund by the Acquiring Scout Fund. The combined Proxy Statement/Prospectus contained in this filing will be used in the solicitation of proxies of the shareholders of the Acquired TrendStar Fund to approve an Agreement and Plan of Reorganization.

     Today, the registrant is also filing a separate Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A to register shares of the new fund.

     Questions and comments concerning this filing may be directed to the undersigned at (215) 564-8198 or, in my absence, to J. Stephen Feinour, Jr., Esq. at (215) 564-8521.

Sincerely,

/s/ Michael P. O’Hare Michael P. O’Hare